Stock Deposits (Details Narrative) (USD $)	3 Months Ended	12 Months Ended		44 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Notes to Financial Statements
Proceeds from stock deposits	$ 147,050	$ 147,050	$ 0	$ 147,050
Stokc issued in exchange for deposits	1,469,000	1,469,000